Account Balances of Variable Annuity Which are Invested in Separate Account (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 2,214,422	$ 1,986,039
Mutual funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	2,171,647	1,939,644
Mutual funds | Bond
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	291,694	272,340
Mutual funds | Domestic equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	1,172,573	1,020,867
Mutual funds | International equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	83,531	92,175
Mutual funds | Specialty
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	623,849	554,262
Money market funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	41,586	45,515
Other funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 1,189	$ 880